Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
Schedule of Composed Of Common Stock and Non-Voting Common Stock	The Company’s share capital as of December 31, 2022, and 2021, is composed of common stock and Non-voting common stock, of $0.0001 par value, as follows:
	December 31, 2022
	Authorized	Issued and outstanding
	Number of shares
Common stock	30,000,000	17,379,861
Non-voting Common stock	2,803,774	—
	December 31, 2021
	Authorized	Issued and outstanding
	Number of shares
Common stock	11,009,315	2,050,404
Non-voting Common stock	2,803,774	1,783,773

Schedule of Awards Granted	During the year ended December 31, 2022, the following awards were granted:
Award Type (2015 Plan)	Number of Awards	Vesting Conditions	Expiration Date
Options	167,779	Over 4 years from grant date-25% every year	10th anniversary of Grant Date
RSU	592,000	Over 3 years from grant date

Schedule of Share Options, Granted to Employees, Directors, Under Option Plans	A summary of the Company’s share options, granted to employees, directors, under option plans is as follows:
	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2023 (*)	96,458	$4.89	5.34
Granted	400	1.48
Exercised	(2,489)	$0.90
Expired and forfeited	(3,992)	$28.16

Outstanding – September 30, 2023	90,377	$3.94	4.44
Exercisable – September 30, 2023	77,759	$2.23	3.85

2)      Restricted Stock Units (*):

A summary of the Company’s share option activity under option plans is as follows:
	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2022	890,493	$0.1518	5.43
Granted	167,779	$2.1964
Exercised	(77,749)	$0.0812
Expired and forfeited	(15,937)	$1.5089

Outstanding – December 31, 2022	964,586	$0.4891	5.34

Exercisable – December 31, 2022	771,956	$0.1476	4.36
	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2021	879,251	$0.0874	6.25
Granted	43,261	$1.3616
Exercised	(2,763)	$0.1058
Expired and forfeited	(29,256)	$0.0874

Outstanding – December 31, 2021	890,493	$0.1518	5.43

Exercisable – December 31, 2021	801,562	$0.276	5.10

Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options	The following table summarize information as of December 31, 2022, regarding the number of ordinary shares issuable upon outstanding options and exercisable options:
Exercise price	Options outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2022	Weighted average remaining contractual life (years)
0.0644	312,357	2.61	312,357	2.61
0.1058	449,885	5.43	437,516	5.39
0.5780	88,431	9.96	—	—
1.3616	38,912	8.41	15,472	8.41
4	75,001	9.2	6,611	9.7

Schedule of Fair Value of the Share Options Granted	Key assumptions used to estimate the fair value of the share options granted during the year ended December 31, 2022 and 2021 included:
	Year Ended December 31
	2022		2021
Expected term of options (years)	10		5.4
Expected common stock price volatility*	54%		58%
Expected dividend rate	0%		0%
Risk-free interest rate	3.21	% – 3.25%	0.97%

*        The expected volatility was based on the historical stock prices of publicly traded comparable companies.

Schedule of Share-Based Compensation Expense for Share Options	Share-based compensation expense for share options in the consolidated statement of comprehensive loss is summarized as follows:
	Year Ended December 31
	2022	2021
Cost of revenues	3	3
Research and development	26	24
Sales and marketing	11	16
General and administrative	12	10
Total Share-based compensation expense	52	53

Schedule of RSUs Outstanding	The following table summarize information as of September 30, 2023, regarding the number of RSUs outstanding:
	September 30 2023
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year (*)	59,200	$16.2
Granted during the period	39,100	3.38
Vested during the period	(16,954)	18.1
Forfeited during the period	(8,400)	4.8
Outstanding as of September 30, 2023	72,945	$11.1

(*)      Adjusted to reflect April 2023 reverse stock split, see note 3(f).

The following table summarize information as of December 31, 2022, regarding the number of RSUs outstanding:
	December 31, 2022
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	—	—
Granted during the year	592,000	$1.62
Exercised during the year	—	—
Forfeited during the year	—	—
Outstanding at the end of the year	592,000	$1.62

Schedule of Share-Based Compensation Expense for RSUs	Share-based compensation expense for RSUs in the consolidated statement of comprehensive loss is summarized as follows:
	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Research and development	21	—
Sales and marketing	12	—
General and administrative	135	—
Total Share-based compensation expense	168	—